Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2019-1
Statement to Securityholders
Determination Date: July 12, 2021

Payment Date	7/15/2021
Collection Period Start	6/1/2021
Collection Period End	6/30/2021
Interest Period Start	6/15/2021
Interest Period End	7/14/2021

Cut-Off Date Net Pool Balance	$1,250,000,000.97
Cut-Off Date Adjusted Pool Balance	$1,225,534,021.01

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Jun-20
Class A-2 Notes	$—	$—	$—	—	Apr-22
Class A-3 Notes	$263,600,051.40	$24,677,732.49	$238,922,318.91	0.582737	Nov-23
Class A-4 Notes	$124,620,000.00	$—	$124,620,000.00	1.000000	Oct-24
Class B Notes	$18,390,000.00	$—	$18,390,000.00	1.000000	Oct-24
Class C Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Dec-24
Class D Notes	$12,260,000.00	$—	$12,260,000.00	1.000000	Aug-25
Total Notes	$431,130,051.40	$24,677,732.49	$406,452,318.91

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$442,343,278.70	$417,193,899.17	0.333755
YSOC Amount	$8,149,392.25	$7,677,745.21
Adjusted Pool Balance	$434,193,886.45	$409,516,153.96
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Reserve Account Balance	$3,063,835.05	$3,063,835.05

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	2.50668%	ACT/360	$—
Class A-2 Notes	$—	2.58000%	30/360	$—
Class A-3 Notes	$263,600,051.40	2.51000%	30/360	$551,363.44
Class A-4 Notes	$124,620,000.00	2.56000%	30/360	$265,856.00
Class B Notes	$18,390,000.00	2.76000%	30/360	$42,297.00
Class C Notes	$12,260,000.00	2.96000%	30/360	$30,241.33
Class D Notes	$12,260,000.00	3.20000%	30/360	$32,693.33
Total Notes	$431,130,051.40			$922,451.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$442,343,278.70	$417,193,899.17
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$434,193,886.45	$409,516,153.96
Number of Receivable Outstanding	40,036	38,775
Weight Average Contract Rate	4.46%	4.46%
Weighted Average Remaining Term (months)	35	34

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,677,870.77
Principal Collections	$25,057,869.62
Liquidation Proceeds	$171,739.65
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$26,907,480.04
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$26,907,480.04

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$368,619.40	$368,619.40	$—	$—	$26,538,860.64
Interest - Class A-1 Notes	$—	$—	$—	$—	$26,538,860.64
Interest - Class A-2 Notes	$—	$—	$—	$—	$26,538,860.64
Interest - Class A-3 Notes	$551,363.44	$551,363.44	$—	$—	$25,987,497.20
Interest - Class A-4 Notes	$265,856.00	$265,856.00	$—	$—	$25,721,641.20
First Allocation of Principal	$—	$—	$—	$—	$25,721,641.20
Interest - Class B Notes	$42,297.00	$42,297.00	$—	$—	$25,679,344.20
Second Allocation of Principal	$—	$—	$—	$—	$25,679,344.20
Interest - Class C Notes	$30,241.33	$30,241.33	$—	$—	$25,649,102.87
Third Allocation of Principal	$9,353,897.44	$9,353,897.44	$—	$—	$16,295,205.43
Interest - Class D Notes	$32,693.33	$32,693.33	$—	$—	$16,262,512.10
Fourth Allocation of Principal	$12,260,000.00	$12,260,000.00	$—	$—	$4,002,512.10
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,002,512.10
Regular Principal Distribution Amount	$3,063,835.05	$3,063,835.05	$—	$—	$938,677.05
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$938,677.05
Remaining Funds to Certificates	$938,677.05	$938,677.05	$—	$—	$—
Total	$26,907,480.04	$26,907,480.04	—	—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$8,149,392.25
Increase/(Decrease)	$(471,647.04)
Ending YSOC Amount	$7,677,745.21

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$434,193,886.45	$409,516,153.96
Note Balance	$431,130,051.40	$406,452,318.91
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,063,835.05	$3,063,835.05
Target Overcollateralization Amount	$3,063,835.05	$3,063,835.05
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,063,835.05
Beginning Reserve Account Balance	$3,063,835.05
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,063,835.05

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	8	$91,509.91
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	93	$171,739.65
Monthly Net Losses (Liquidation Proceeds)			$(80,229.74)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			—%
Second Preceding Collection Period			0.01%
Preceding Collection Period			0.09%
Current Collection Period			(0.22)%
Four-Month Average Net Loss Ratio			(0.03)%
Cumulative Net Losses for All Periods			$1,872,723.76
Cumulative Net Loss Ratio			0.15%
1 Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	56	$665,825.24
60-89 Days Delinquent	0.06%	16	$250,937.57
90-119 Days Delinquent	0.02%	7	$90,701.97
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.24%	79	$1,007,464.78

Repossession Inventory:	# of Receivables	Principal Balance
Repossessed in the Current Collection Period	3	$40,270.71
Total Repossessed Inventory	4	$63,983.37

60+ Delinquency Percentage:	# of Receivables	Amount
60+ Day Delinquent Receivables	23	$341,639.54
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period		0.06%
Second Preceding Collection Period		0.07%
Preceding Collection Period		0.08%
Current Collection Period		0.08%
Delinquency Trigger		4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)		No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2021.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.20	0.05%	15	0.04%